UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               ------------------

Check here if Amendment [  ]: Amendment Number:
                                               --------------
                                         _
       This Amendment (Check only one): |_| is a restatement
                                        |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        Starwood Real Estate Securities, LLC
Address:     591 West Putnam Avenue
             Greenwich, CT 06830


Form 13F File Number:  028-12189
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Steven N. Gottschalk
Title:       Chief Financial Officer and Chief Compliance Officer
Phone:       203-422-7739

Signature, Place and Date of Signing:


   /s/ Steven N. Gottschalk          Greenwich, CT          May 16, 2011
------------------------------     ------------------       ------------
         [Signature]                 [City, State]             [Date]

Report Type (Check only one):
 _
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
 _
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 _
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              0
                                                       -------------------
Form 13F Information Table Entry Total:                        33
                                                       -------------------
Form 13F Information Table Value Total:                     $411,330
                                                       -------------------
                                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                                STARWOOD REAL ESTATE SECURITIES, LLC
                                                     FORM 13F INFORMATION TABLE
                                                    Quarter Ended March 31, 2011

------------------------------------------------------------------------------------------------------------------------------------
                                                          VALUE      SHRS OR  SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
                                                         --------    -------  ---  ----  ----------  --------  ---------------------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ALEXANDRIA REAL ESTATE EQ IN      COM         015271109   6,851      87,868   SH           SOLE                   87,868
AMERICAN ASSETS TR INC            COM         024013104   8,853     416,200   SH           SOLE                  416,200
AMERICAN CAMPUS CMNTYS INC        COM         024835100  24,229     734,206   SH           SOLE                  734,206
APARTMENT INVT & MGMT CO         CL A         03748R101  16,634     653,100   SH           SOLE                  653,100
BOSTON PROPERTIES INC             COM         101121101  10,699     112,800   SH           SOLE                  112,800
BROOKDALE SR LIVING INC           COM         112463104   7,059     252,100   SH           SOLE                  252,100
CAMDEN PPTY TR                 SH BEN INT     133131102  15,339     269,960   SH           SOLE                  269,960
CB RICHARD ELLIS GROUP INC       CL A         12497T101   6,969     261,000   SH           SOLE                  261,000
CEDAR SHOPPING CTRS INC         COM NEW       150602209   6,720   1,114,443   SH           SOLE                1,114,443
CHATHAM LODGING TR                COM         16208T102  10,539     648,582   SH           SOLE                  648,582
COMFORT SYS USA INC               COM         199908104   1,973     140,256   SH           SOLE                  140,256
DEVELOPERS DIVERSIFIED RLTY       COM         251591103  19,475   1,391,050   SH           SOLE                1,391,050
EMERITUS CORP                     COM         291005106   3,054     119,963   SH           SOLE                  119,963
EQUITY LIFESTYLE PPTYS INC        COM         29472R108  21,260     368,776   SH           SOLE                  368,776
FELCOR LODGING TR INC             COM         31430F101   2,325     379,300   SH           SOLE                  379,300
FOREST CITY ENTERPRISES INC      CL A         345550107  20,614   1,094,737   SH           SOLE                1,094,737
GAYLORD ENTMT CO NEW              COM         367905106  13,487     388,900   SH           SOLE                  388,900
GLIMCHER RLTY TR               SH BEN INT     379302102   5,399     583,700   SH           SOLE                  583,700
GRUBB & ELLIS CO              COM PAR $0.01   400095204     530     663,020   SH           SOLE                  663,020
HEALTH CARE REIT INC              COM         42217K106  11,319     215,850   SH           SOLE                  215,850
HERSHA HOSPITALITY TR          SH BEN INT A   427825104   1,539     259,076   SH           SOLE                  259,076
HYATT HOTELS CORP               COM CL A      448579102   4,761     110,613   SH           SOLE                  110,613
ISHARES TR                    DJ US REAL EST  464287739  99,733   1,679,000   SH   PUT     SOLE                1,679,000
JONES LANG LASALLE INC            COM         48020Q107   4,468      44,800   SH           SOLE                   44,800
LENNAR CORP                      CL A         526057104   8,603     474,800   SH           SOLE                  474,800
MACERICH CO                       COM         554382101   9,289     187,550   SH           SOLE                  187,550
MARRIOTT INTL INC NEW            CL A         571903202   5,597     157,300   SH           SOLE                  157,300
POST PPTYS INC                    COM         737464107   8,165     208,026   SH           SOLE                  208,026
RAMCO-GERSHENSON PPTYS TR     COM SH BEN INT  751452202  10,871     867,634   SH           SOLE                  867,634
SIMON PPTY GROUP INC NEW          COM         828806109  13,438     125,400   SH           SOLE                  125,400
STRATEGIC HOTELS & RESORTS I      COM         86272T106   6,018     932,980   SH           SOLE                  932,980
SUNSTONE HOTEL INVS INC NEW       COM         867892101   2,232     218,998   SH           SOLE                  218,998
VORNADO RLTY TR                SH BEN INT     929042109  23,288     266,151   SH           SOLE                  266,151